Accumulated Benefit Obligations for All Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 786,679	¥ 731,666
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	¥ 189,360	¥ 183,954